Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of premises and equipment
Total, premises and equipment	$ 56,594	$ 56,063
Less accumulated depreciation	19,631	18,110
Premises and equipment, net	37,021	37,953
Land and land improvements [Member]
Summary of premises and equipment
Total, premises and equipment	10,073	10,121
Buildings and improvements [Member]
Summary of premises and equipment
Total, premises and equipment	34,174	33,652
Furniture and equipment [Member]
Summary of premises and equipment
Total, premises and equipment	12,250	12,013
Construction in progress [Member]
Summary of premises and equipment
Total, premises and equipment	$ 155	$ 277